Related Party Balances and Transactions (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 01, 2012	Oct. 31, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Sincere Fame [Member]
Related Party Balances and Transactions (Textual)
Interest rate	7.30%
Principal receivable | $
Interest receivable				¥ 32,495	¥ 36,508
Sincere Fame [Member] | Facility [Member]
Related Party Balances and Transactions (Textual)
Revolving loan amount		¥ 317,990	$ 50,000
Term of loan, description		The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013 and October 2015, separately.	The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013 and October 2015, separately.
The Group [Member]
Related Party Balances and Transactions (Textual)
Affiliates interest income					¥ 8,088	¥ 12,170